STOCK INCENTIVE PLANS (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Number of outstanding stock options	23,440,456	20,016,367
Weighted average remaining life (years)	2 years 11 months 12 days	3 years 14 days
Weighted average exercise price exerciseable	$ 0.974	$ 0.556
Number exercisable	23,440,456	20,016,367
Particle, Inc.
Number of outstanding stock options	7,200,000	5,250,000
Weighted average remaining life (years)	4 years 5 months 23 days	4 years 9 months 7 days
Weighted average exercise price exerciseable	$ 0.35	$ 0.12
Number exercisable	1,000,000	1,116,170
Weighted average exercise price exerciseable	$ 0.10	$ 0.10
Stock Option 1
Range of exercise prices	$ 0.25	$ 0.25
Number of outstanding stock options	230,000	230,000
Weighted average remaining life (years)	2 years 2 months 16 days	2 years 8 months 16 days
Weighted average exercise price exerciseable	$ 0.250	$ 0.25
Number exercisable	143,750	129,375
Weighted average exercise price exerciseable	$ 0.250	$ 0.25
Stock Option 1 | Particle, Inc.
Range of exercise prices	$ 0.10	$ 0.10
Number of outstanding stock options	4,600,000	5,100,000
Weighted average remaining life (years)	4 years 3 months 4 days	4 years 9 months 4 days
Weighted average exercise price exerciseable	$ 0.10	$ 0.10
Number exercisable	1,000,000	1,116,170
Weighted average exercise price exerciseable	$ 0.10	$ 0.10
Stock Option 2
Number of outstanding stock options	3,076,250	2,940,000
Weighted average remaining life (years)	3 years 7 months 24 days	4 years 1 month 6 days
Weighted average exercise price exerciseable	$ 1.108	$ 1.1
Number exercisable	375,911	306,250
Weighted average exercise price exerciseable	$ 1.104	$ 1.103
Stock Option 2 | Particle, Inc.
Range of exercise prices	$ 0.80	$ 0.80
Number of outstanding stock options	2,600,000	150,000
Weighted average remaining life (years)	4 years 10 months 10 days	5 years
Weighted average exercise price exerciseable	$ 0.80	$ 0.80
Number exercisable	0	0
Weighted average exercise price exerciseable	$ 0.00	$ 0.00
Stock Option 2 | Minimum
Range of exercise prices	1.10	1.28
Stock Option 2 | Maximum
Range of exercise prices	$ 1.25	$ 1.50
Stock Option 3
Number of outstanding stock options	9,495,745	1,500,000
Weighted average remaining life (years)	3 years 6 months 29 days	4 years 1 month 6 days
Weighted average exercise price exerciseable	$ 1.499	$ 1.33
Number exercisable	859,792	695,313
Weighted average exercise price exerciseable	$ 1.311	$ 1.31
Stock Option 3 | Minimum
Range of exercise prices	1.28	1.79
Stock Option 3 | Maximum
Range of exercise prices	$ 1.53	$ 1.90
Stock Option 4
Number of outstanding stock options	1,985,000	135,000
Weighted average remaining life (years)	4 years 9 months 25 days	3 years 9 months
Weighted average exercise price exerciseable	$ 2.032	$ 1.37
Number exercisable	80,000	66,250
Weighted average exercise price exerciseable	$ 2.130	$ 1.961
Stock Option 4 | Minimum
Range of exercise prices	1.79	3.03
Stock Option 4 | Maximum
Range of exercise prices	$ 3.30	$ 4.20
Stock Options
Number of outstanding stock options	14,786,995	4,805,000
Weighted average remaining life (years)	3 years 9 months 25 days	3 years 8 months 1 day
Weighted average exercise price exerciseable	$ 1.509	$ 1.161
Number exercisable	1,459,453	1,197,188
Weighted average exercise price exerciseable	$ 1.310	$ 1.158